Other Income (Details)	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Other Income [Abstract]
Other income	$ 56,587	$ 44,490	$ 2,789